PRINCIPAL ACTIVITIES AND ORGANIZATION -OPERATIONS OF BUSINESS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Third-party revenues	¥ 513,299	¥ 1,351,842	¥ 2,042,636
Intra-Group revenue	501,168	1,770,244	2,528,138
Total revenues	1,014,467	3,122,086	4,570,774
Third-party operating cost and expenses	(906,559)	(2,566,806)	(3,854,682)
Intra-Group operating cost and expenses	(118,456)	(565,409)	(750,197)
Total operating cost and expenses	(1,025,015)	(3,132,215)	(4,604,879)
Net income	164,950	6,826	16,071
Net cash provided by transactions with external parties	539,673	2,426,562	1,789,881
Net cash used in transactions with intra-Group entities	(497,190)	(2,365,128)	(2,809,056)
Net cash (used in)/generated by operating activities	42,483	61,434	(1,019,175)
Net cash provided by/(used in) transactions with external parties	8,102	(18,347)	440,033
Net cash used in transactions with intra-Group entities	(180,000)
Net cash generated by/(used in) investing activities	(171,898)	(18,347)	440,033
Net cash provided by/(used in) transactions with external parties	(1,198)	2,300
Net cash provided by/(used in) transactions with intra-Group entities	0
Net cash generated by/(used in) financing activities	(1,198)	2,300
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(383)	(1,161)	288
Net (decrease)/increase in cash, cash equivalents and restricted cash	(130,996)	44,226	(578,854)
Cash, cash equivalents and restricted cash at beginning of year	263,838	219,612	798,466
Cash, cash equivalents and restricted cash at end of year	¥ 132,842	¥ 263,838	¥ 219,612